COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Revenue	$ 182,283	$ 156,498	$ 140,803
VIE's Kindergartens
COMMITMENTS AND CONTINGENCIES
Revenue	$ 9,559	$ 11,685	$ 7,241